ACCOUNTING CHANGES	12 Months Ended
Dec. 31, 2024
Accounting Changes and Error Corrections [Abstract]
ACCOUNTING CHANGES	ACCOUNTING CHANGES
Changes in Accounting Policies for 2024
Segment Reporting
In November 2023, the Financial Accounting Standards Board (FASB) issued new guidance to improve disclosures about a public entity's reportable segments and address requests from investors for additional, more detailed information about a reportable segment's expenses. The guidance was effective for annual periods beginning January 1, 2024 and interim periods beginning January 1, 2025. The Company adopted the guidance effective January 1, 2024. Refer to Note 5, Segmented information.
Leases
In March 2023, the FASB issued new guidance that clarified the accounting for leasehold improvements associated with common control leases. This new guidance was effective January 1, 2024 and adoption did not have a material impact on the Company's consolidated financial statements.
Future Accounting Changes
Income Taxes
In December 2023, the FASB issued new guidance to enhance the transparency and decision usefulness of income tax disclosures through improvements to the rate reconciliation and income taxes paid information. The guidance also includes certain other amendments to improve the effectiveness of income tax disclosures. This new guidance is effective for annual periods beginning January 1, 2025. The guidance is applied prospectively with retrospective application permitted. Early adoption is permitted for annual financial statements not yet issued. The Company intends to adopt the guidance prospectively and does not intend to early adopt the guidance. The Company is currently assessing the impact of the standard on the Company's consolidated financial statements, but does not expect the guidance to have a material impact on the Company's financial position or results of operations.
Disaggregation of Income Statement Expenses
In November 2024, the FASB issued new guidance requiring additional disclosure on the nature of expenses included in the income statement. The new standard requires disclosures about specific types of expenses included in the expense captions presented on the face of the income statement as well as disclosures about selling expenses. The new guidance is effective for annual periods beginning January 1, 2027 and interim periods beginning January 1, 2028. Early adoption is permitted. The guidance is applied prospectively with retrospective application permitted. The Company intends to adopt the guidance prospectively and does not intend to early adopt the guidance. The Company is currently assessing the impact of the standard on the Company's consolidated financial statements.